UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                     Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31,2013

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Metropolitan West Capital Management, LLC.
Address:  610 Newport Ctr Dr #1000
	  Newport Beach, CA 92660


13F File Number:  028-05723

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Suzanne Lavaty
Title:   Vice President
Phone:   949-718-9701


Signature, Place, and Date of Signing:

   /s/	Suzanne Lavaty	 	Newport Beach, CA	04/26/2013

Report Type (Check only one.):

  [   ]      13F HOLDINGS REPORT.

  [ X ]      13F NOTICE.

  [   ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company